Loss per share	12 Months Ended
Dec. 31, 2015
Loss per share
Loss per share

17.Loss per share

Basic and diluted loss per share for each of the years ended December 31, 2013, 2014 and 2015 presented are calculated as follows:

	Years ended December 31,
	2013		2014		2015
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$

Basic loss per share:
Numerator:
Net loss	(183,368)	(3,921)	(1,401,672)	(445,229)	(3,492,180)	(539,100)	(3,857,151)	(595,441)
Net loss attributable to noncontrolling interests	—	—	—	—	3,147	486	3,475	536
Net loss attributable to ordinary shareholders for computing basic loss per share	(183,368)	(3,921)	(1,401,672)	(445,229)	(3,489,033)	(538,614)	(3,853,676)	(594,905)

Denominator:
Weighted average ordinary shares outstanding	299,524,536	6,403,973	266,696,495	84,713,813	182,319,107	182,319,107	201,373,547	201,373,547
Basic loss per share:	(0.61)	(0.61)	(5.26)	(5.26)	(19.14)	(2.95)	(19.14)	(2.95)

Basic loss per ADS*:		(1.83)		(15.78)			(57.42)	(8.85)

Diluted loss per share:
Numerator:
Net loss	(183,368)	(3,921)	(1,401,672)	(445,229)	(3,492,180)	(539,100)	(3,857,151)	(595,441)
Net loss attributable to noncontrolling interests	—	—	—	—	3,147	486	3,475	536
Reallocation of net loss attributable to ordinary shareholders as a result of conversion of Class A to Class B ordinary shares (Note 16)	—	(183,368)	—	(1,401,672)	—	—	(3,489,033)	(538,614)
Net loss attributable to ordinary shareholders for computing diluted loss per share	(183,368)	(187,289)	(1,401,672)	(1,846,901)	(3,489,033)	(538,614)	(7,342,709)	(1,133,519)

Weighted average ordinary shares outstanding	299,524,536	6,403,973	266,696,495	84,713,813	182,319,107	182,319,107	201,373,547	201,373,547
Conversion of Class A to Class B ordinary shares (note 16)	—	299,524,536		266,696,495	—	—	182,319,107	182,319,107
Weighted-average number of shares outstanding- diluted	299,524,536	305,928,509	266,696,495	351,410,308	182,319,107	182,319,107	383,692,654	383,692,654

Diluted loss per share:	(0.61)	(0.61)	(5.26)	(5.26)	(19.14)	(2.95)	(19.14)	(2.95)

Diluted loss per ADS*:		(1.83)		(15.78)			(57.42)	(8.85)

*The Company was listed on November 1, 2013 with issuance of a total of 12,777,650 ADSs. Each ADS represents three Class B ordinary shares. The net loss per ADS for the year ended December 31, 2013 was calculated using the same conversion ratio assuming the ADSs had been in existence throughout this period.

The effects of all outstanding share options, long-term debt and Baidu Warrants were been excluded from the computation of diluted loss per share for the years ended December 31, 2013, 2014 and 2015 as their effects would be anti-dilutive.